Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 71,240	$ 79,066
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	69,579	76,765
Gross unrealized gains	369	866
Gross unrealized (losses)	(643)	(167)
Financial assets at fair value through other comprehensive income	69,305	77,464
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	51,345	57,397
Gross unrealized gains	168	415
Gross unrealized (losses)	(369)	(32)
Financial assets at fair value through other comprehensive income	51,144	57,780
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	16,753	12,428
Gross unrealized gains	58	98
Gross unrealized (losses)	(85)	(7)
Financial assets at fair value through other comprehensive income	16,726	12,519
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	20,167	17,935
Gross unrealized gains	99	218
Gross unrealized (losses)	(115)	(10)
Financial assets at fair value through other comprehensive income	20,151	18,143
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	11,564	19,232
Gross unrealized gains	10	83
Gross unrealized (losses)	(147)	(15)
Financial assets at fair value through other comprehensive income	11,427	19,300
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,783	6,551
Gross unrealized gains	1	13
Gross unrealized (losses)	(22)
Financial assets at fair value through other comprehensive income	2,762	6,564
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	78	1,251
Gross unrealized gains		3
Financial assets at fair value through other comprehensive income	78	1,254
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	14,142	15,011
Gross unrealized gains	21	98
Gross unrealized (losses)	(184)	(24)
Financial assets at fair value through other comprehensive income	13,979	15,085
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	5,894	6,957
Gross unrealized gains		30
Gross unrealized (losses)	(64)	(6)
Financial assets at fair value through other comprehensive income	5,830	6,981
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,248	8,054
Gross unrealized gains	21	68
Gross unrealized (losses)	(120)	(18)
Financial assets at fair value through other comprehensive income	8,149	8,104
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	65,487	72,408
Gross unrealized gains	189	513
Gross unrealized (losses)	(553)	(56)
Financial assets at fair value through other comprehensive income	65,123	72,865
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,092	4,357
Gross unrealized gains	180	353
Gross unrealized (losses)	(90)	(111)
Financial assets at fair value through other comprehensive income	4,182	4,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,993	3,887
Gross unrealized gains	149	310
Gross unrealized (losses)	(46)	(80)
Financial assets at fair value through other comprehensive income	3,096	4,117
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,099	470
Gross unrealized gains	31	43
Gross unrealized (losses)	(44)	(31)
Financial assets at fair value through other comprehensive income	$ 1,086	$ 482